Line of Credit and Notes Payable - Encompass Purchase Liability (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jan. 01, 2022	Sep. 30, 2024	Dec. 31, 2022	Dec. 31, 2023	Jan. 09, 2023
Line of Credit and Notes Payable
Encompass Purchase liability		$ 265,978
iDoc
Line of Credit and Notes Payable
Encompass Purchase liability			$ 300,000	$ 300,000
iDoc | Encompass Healthcare Billing, LLC
Line of Credit and Notes Payable
Business acquisition percentage of voting interests acquired	100.00%
Encompass for a cash payment	$ 300,000		$ 300,000
Interest expense					$ 45,000
Encompass Purchase liability		269,068
Fair value adjustment		$ 27,842